Commitments (Details) R$ in Thousands	Dec. 31, 2022 BRL (R$)
IfrsStatementLineItems [Line Items]
Contractual obligations - expenses	R$ 3,784,358
Contractual obligations - investments	7,543,605
Total	11,327,963
Not later than one year [member]
IfrsStatementLineItems [Line Items]
Contractual obligations - expenses	1,476,267
Contractual obligations - investments	3,091,768
Total	4,568,035
Later than one year and not later than three years [member]
IfrsStatementLineItems [Line Items]
Contractual obligations - expenses	1,379,448
Contractual obligations - investments	3,125,523
Total	4,504,971
Later Than Three Year And Not Later Than Five Years [Member]
IfrsStatementLineItems [Line Items]
Contractual obligations - expenses	271,242
Contractual obligations - investments	1,153,532
Total	1,424,774
Later than five years [member]
IfrsStatementLineItems [Line Items]
Contractual obligations - expenses	657,401
Contractual obligations - investments	172,782
Total	R$ 830,183